Note Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Carrying Value of Note Payable
As of December 31, 2022 and 2021 the carrying value of the note payable consists of the following:

	December 31,
	2022	2021
Note payable, including End of Term Charge	$16,350	$16,350
Debt discount, net of accretion	(1,074)	(1,405)

Note payable, net of discount, long-term	$15,276	$14,945

Future Principal Payments
As of December 31, 2022, the future principal payments due under the arrangement, excluding interest and the end of term charge, are as follows:

Year Ending December 31,	Principle
2023	$—
2024	1,875
2025	7,500
2026	5,625

Total	$15,000